Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plans [Member]
Components Of Net Periodic Benefit Cost
Service cost	$ 265	$ 235	$ 192
Interest cost	219	235	249
Expected return on plan assets	(450)	(403)	(383)
Prior service cost (credit) and transition obligation (asset) amortization	(2)
Actuarial loss (gain) amortization	169	134	98
Net periodic benefit cost	201	201	156
Net actuarial gain (loss) arising during the year	398	(420)	(388)
Net actuarial loss (gain) amortized during the year	169	134	98
Net prior service (cost) credit and transition (obligation) asset arising during the year		18
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(2)
Total recognized in other comprehensive income (loss)	565	(268)	(290)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	364	(469)	(446)
Postretirement Welfare Plan [Member]
Components Of Net Periodic Benefit Cost
Interest cost	1	1	2
Expected return on plan assets		(3)	(3)
Prior service cost (credit) and transition obligation (asset) amortization	(3)	(3)	(3)
Actuarial loss (gain) amortization	(7)	(6)	(6)
Net periodic benefit cost	(9)	(11)	(10)
Net actuarial gain (loss) arising during the year	2	1	7
Net actuarial loss (gain) amortized during the year	(7)	(6)	(6)
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	(8)	(8)	(2)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 1	$ 3	$ 8